Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Details of contract liabilities as at December 31, 2024 and 2025 are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Short-term advances recognized from customers
Commercialization rights income	37,485	37,485	5,360

Long-term advances recognized from customers
Commercialization rights income	248,460	210,224	30,062

Total	285,945	247,709	35,422